Trade Accounts Receivable (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Trade Accounts Receivable [Line Items]
Trade accounts receivable in contract assets	R$ 4,357	R$ (757)	R$ (2,519)
Write-offs of accounts receivable	700	700	1,000
Trade receivables [member]
Trade Accounts Receivable [Line Items]
Trade accounts receivable in contract assets	R$ 1,800	R$ 4,700	R$ 14,300